Investment Objectives and Goals	Oct. 10, 2025
YieldMax® AI Performance & Distribution Target 25™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AI Performance & Distribution Target 25™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek indirect exposure to the share price of C3.ai, Inc. (“AI” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax® AMD Performance & Distribution Target 25™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AMD Performance & Distribution Target 25™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek indirect exposure to the share price of Advanced Micro Devices, Inc. (“AMD” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax® AMZN Performance & Distribution Target 25™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AMZN Performance & Distribution Target 25™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek indirect exposure to the share price of Amazon.com, Inc. (“AMZN” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax® COIN Performance & Distribution Target 25™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® COIN Performance & Distribution Target 25™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek indirect exposure to the share price of Coinbase Global, Inc. (“COIN” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax® MARA Performance & Distribution Target 25™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® MARA Performance & Distribution Target 25™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek indirect exposure to the share price of MARA Holdings, Inc. (“MARA” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax® MSTR Performance & Distribution Target 25™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® MSTR Performance & Distribution Target 25™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek indirect exposure to the share price of MicroStrategy Incorporated d/b/a Strategy (“MSTR” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax® NVDA Performance & Distribution Target 25™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® NVDA Performance &Distribution Target 25™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek indirect exposure to the share price of Nvidia Corporation (“NVDA” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax® PLTR Performance & Distribution Target 25™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® PLTR Performance & Distribution Target 25™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek indirect exposure to the share price of Palantir Technologies Inc. (“PLTR” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax® SMCI Performance & Distribution Target 25™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® SMCI Performance & Distribution Target 25™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek indirect exposure to the share price of Super Micro Computer Inc. (“SMCI” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax® TSLA Performance & Distribution Target 25™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® TSLA Performance & Distribution Target 25™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek indirect exposure to the share price of Tesla, Inc. (“TSLA” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.